Certain risks and concentration - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Member]
Concentration Risk [Line Items]
Percentage of service charge, maximum	100.00%
VIEs [Member]
Concentration Risk [Line Items]
Service fees	0	0
Beijing Tuda [Member] | Guangzhou Huaduo Network Technology Company Limited [Member]
Concentration Risk [Line Items]
Equity interest held by Manager	96.60%
Online game revenues [Member]
Concentration Risk [Line Items]
Top 5 games revenues percent to total online game revenues	53.00%	66.00%	87.00%
Online game revenues percent to total revenues	41.00%	52.00%	67.00%
Online advertising [Member]
Concentration Risk [Line Items]
Top 10 customers revenues percent to total online advertising revenues	97.00%	98.00%	94.00%
Online advertising revenues percent to total revenues	14.00%	27.00%	32.00%
Accounts receivable [Member]
Concentration Risk [Line Items]
Top 10 accounts receivable percent to total accounts receivable	92.00%	96.00%	92.00%
CEO [Member] | Guangzhou Huaduo Network Technology Company Limited [Member]
Concentration Risk [Line Items]
Equity interest held by Manager	1.70%
CEO [Member] | Beijing Tuda [Member]
Concentration Risk [Line Items]
Equity interest held by Manager	97.70%
Chairman [Member] | Guangzhou Huaduo Network Technology Company Limited [Member]
Concentration Risk [Line Items]
Equity interest held by Manager	1.50%
Chief Technology Officer [Member] | Guangzhou Huaduo Network Technology Company Limited [Member]
Concentration Risk [Line Items]
Equity interest held by Manager	0.10%
Chief Technology Officer [Member] | Beijing Tuda [Member]
Concentration Risk [Line Items]
Equity interest held by Manager	1.50%
General Manager of website department [Member] | Guangzhou Huaduo Network Technology Company Limited [Member]
Concentration Risk [Line Items]
Equity interest held by Manager	0.10%
General Manager of website department [Member] | Beijing Tuda [Member]
Concentration Risk [Line Items]
Equity interest held by Manager	0.80%
Maximum [Member]
Concentration Risk [Line Items]
Foreign ownership interest percentage	50.00%
Maximum [Member] | Huanju Shidai Technology (Beijing) Company Limited [Member]
Concentration Risk [Line Items]
Unilateral termination right, term	30 years
Minimum [Member] | Huanju Shidai Technology (Beijing) Company Limited [Member]
Concentration Risk [Line Items]
Unilateral termination right, term	10 years